Loss Per Share - Potential ordinary shares, including non-vested restricted shares, option granted and Convertible Notes (Details) - shares	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted-average numbers of shares excluded from the calculation of diluted net loss per share	105,274,923	284,249
Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted-average numbers of shares excluded from the calculation of diluted net loss per share	57,438,555	50,760
Convertible Notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted-average numbers of shares excluded from the calculation of diluted net loss per share	47,836,368	233,489